Basis Of Preparation And Accounting Policies - Schedule of Adjustments to the Amounts Recognized in the Condensed Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-current Assets
Property, plant and equipment	¥ 410,080	¥ 406,582	¥ 407,337
Right-of-use assets	9,582	9,768
Other non-current assets	9,241	8,816	9,482
Current Liabilities
Lease liabilities	(3,001)	(3,614)
Other payables and accrued liabilities	(13,216)	(12,649)	(12,777)
Non-current Liabilities
Lease liabilities	(5,867)	(5,525)
Other non-current liabilities	¥ (813)	¥ (692)	(1,356)
Increase (decrease) due to application of IFRS 16 [member]
Non-current Assets
Property, plant and equipment			(755)
Right-of-use assets			9,768
Other non-current assets			(666)
Current Liabilities
Lease liabilities			(3,614)
Other payables and accrued liabilities			128
Non-current Liabilities
Lease liabilities			(5,525)
Other non-current liabilities			¥ 664